Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009 Apartmentunit LandParcels Year Property Hector Project	Dec. 31, 2008 Property Apartmentunit Hector Year
Weighted average assumptions used to estimate the fair value for the Company's share options
Expected volatility	32.40%	26.80%	20.30%
Expected life	5	5	5
Expected dividend yield	4.85%	4.68%	4.95%
Risk-free interest rate	2.29%	1.89%	2.67%
Option valuation per share	$ 6.18	$ 3.38	$ 4.08
Short-term Debt [Line Items]
Unsecured Notes, face amount	650,000,000
Convertible Notes, stated interest rate		5.60%
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Unsecured Notes, face amount	650,000,000
Convertible Notes, issuance date	Aug-2006
Convertible Notes, maturity date	Aug. 15, 2026
Effective interest rate for conversion option	5.80%
Interest expense recognized in relation to nonconvertible debt	$ 18,600,000	$ 20,600,000	$ 24,400,000
Convertible Notes, stated interest rate	3.85%	3.85%	3.85%